Investment properties (Details 3) - Level 3 [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value of investment properties, valuation technique	Discounted cash flows
Shopping Malls in Argentina [Member] | Discount rate [Member]
Statement [Line Items]
Fair value investment properties, range	13.53%		12.10%
Fair value investment properties, increase	$ (3,840)	$ (6,387)	$ (4,906)
Fair value investment properties, decrease	4,589	7,821	6,118
Shopping Malls in Argentina [Member] | Growth rate [Member]
Statement [Line Items]
Fair value investment properties, increase	1,759	3,045	2,307
Fair value investment properties, decrease	$ (1,472)	(2,486)	$ (1,850)
Fair value investment properties, range	2.40%		3.00%
Shopping Malls in Argentina [Member] | Inflation [Member]
Statement [Line Items]
Fair value investment properties, increase	$ 8,171	13,296	$ 4,296
Fair value investment properties, decrease	(6,740)	(10,938)	(3,932)
Shopping Malls in Argentina [Member] | Devaluation [Member]
Statement [Line Items]
Fair value investment properties, increase	(4,357)	(6,181)	(4,559)
Fair value investment properties, decrease	$ 5,325	7,555	5,571
Plot of land in Argentina [Member]
Statement [Line Items]
Fair value of investment properties, valuation technique	comparable with incidence adjustment
Fair value of investment properties, value per square meter	$ 47,427,000,000		$ 21,497,000,000
Fair value of investment properties, percentage of incidence	30.00%		30.00%
Plot of land in Argentina [Member] | Value per square meter [Member]
Statement [Line Items]
Fair value investment properties, increase	$ 3,493	3,243	$ 2,007
Fair value investment properties, decrease	(3,493)	(3,243)	(2,007)
Plot of land in Argentina [Member] | Percentage of incidence [Member]
Statement [Line Items]
Fair value investment properties, increase	11,644	10,808	6,696
Fair value investment properties, decrease	$ (11,644)	$ (10,808)	$ 6,696